UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	February 12, 2008

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		15
Form 13F Information Table Value Total:   $802,027
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Hoyt Farm Partners, L.P.


FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108       133398       2,639,462    SHARED-DEFINED  1,2        2,639,462     0
ATP OIL & GAS		COM    00208J108        55904       1,106,125    SHARED-DEFINED  1,3	    1,106,125     0
ATP OIL & GAS		COM    00208J108        14529         287,475    SHARED-DEFINED  1	      287,475     0
CARRIZO OIL & GAS INC   COM    144577103        69172       1,263,423    SHARED-DEFINED  1,2	    1,263,423     0
CARRIZO OIL & GAS INC   COM    144577103        27575         503,662    SHARED-DEFINED  1,3	      503,662     0
CARRIZO OIL & GAS INC   COM    144577103  	 6671         121,837    SHARED-DEFINED  1	      121,837     0
COMPTON PETE CORP.	COM    204940100       144876      15,709,692    SHARED-DEFINED  1,2	   15,709,692     0
COMPTON PETE CORP.	COM    204940100        70317       7,624,901    SHARED-DEFINED  1,3	    7,624,901     0
COMPTON PETE CORP.	COM    204940100        20392       2,211,203    SHARED-DEFINED  1          2,211,203     0
GMX RES INC             COM    38011M108        50127       1,552,868    SHARED-DEFINED  1,2	    1,552,868     0
GMX RES INC             COM    38011M108        24418         756,440    SHARED-DEFINED  1,3	      756,440     0
GMX RES INC             COM    38011M108         6784         210,156    SHARED-DEFINED  1	      210,156     0
TESCO CORP              COM    88157K101        68535       2,390,476    SHARED-DEFINED  1,2	    2,390,476     0
TESCO CORP              COM    88157K101        85421       2,979,454    SHARED-DEFINED  1,3	    2,979,454     0
TESCO CORP              COM    88157K101        23908         833,920    SHARED-DEFINED  1 	      833,920     0

